Land Use Rights	6 Months Ended
Mar. 31, 2023
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

Land use rights as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31, 2023	September 30, 2022
Land use rights, cost	$1,592,278	$1,537,236
Less: accumulated amortization	(499,200)	(467,345)
Land use rights, net	$1,093,078	$1,069,891

Amortization expense was $14,887 and $16,525 for the six months ended March 31, 2023 and 2022, respectively.

As of March 31, 2023 and September 30, 2022, the Company pledged land use rights to secure banking facilities granted to the Company. The carrying values of the pledged land use right to secure bank borrowings by the Company are shown in Note 10.